Share-based compensation - Schedule Of Awards Granted Phantom RSU Award (Details) - Phantom RSU award - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
2019 | Second anniversary of grant date
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant (in shares)					186,081
2019 | Third anniversary of grant date
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant (in shares)					93,040
2019 | Fourth anniversary of grant date
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant (in shares)					93,040
2019 | Fifth anniversary of grant date
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant (in shares)					1,300,496
2020 | First anniversary of grant date
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant (in shares)				65,440
2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant (in shares)			918,387
2021 | First anniversary of grant date
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant (in shares)			44,093
2021 | Third anniversary of grant date
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant (in shares)			874,294
2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant (in shares)		907,536
2022 | First anniversary of grant date
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant (in shares)		41,055
2022 | Third anniversary of grant date
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant (in shares)		866,481
2023
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant (in shares)	769,375
2023 | First anniversary of grant date
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant (in shares)	32,599
2023 | Third anniversary of grant date
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant (in shares)	736,776